Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value
Fair Value
Fair Value Measurements
We carry trading account assets and liabilities, AFS debt securities, certain equity securities and various types of derivative financial instruments, at fair value in our consolidated statement of condition on a recurring basis. Changes in the fair values of these financial assets and liabilities are recorded either as components of our consolidated statement of income or as components of AOCI within shareholders' equity in our consolidated statement of condition.
We measure fair value for the above-described financial assets and liabilities in conformity with U.S. GAAP that governs the measurement of the fair value of financial instruments. Management believes that its valuation techniques and underlying assumptions used to measure fair value conform to the provisions of U.S. GAAP. We categorize the financial assets and liabilities that we carry at fair value based on a prescribed three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to valuation methods using significant unobservable inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest-level input that is significant to the fair-value measurement. Management's assessment of the significance of a particular input to the overall fair-value measurement of a financial asset or liability requires judgment, and considers factors specific to that asset or liability. The three levels of the valuation hierarchy are described below.
Level 1. Financial assets and liabilities with values based on unadjusted quoted prices for identical assets or liabilities in an active market. Our level 1 financial assets and liabilities primarily include positions in U.S. government securities and highly liquid U.S. and non-U.S. government fixed-income securities. Our level 1 financial assets also include actively traded exchange-traded equity securities.
Level 2. Financial assets and liabilities with values based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in non-active markets;

•	Pricing models whose inputs are observable for substantially the full term of the asset or liability; and

•
Pricing models whose inputs are derived principally from, or corroborated by, observable market information through correlation or other means for substantially the full term of the asset or liability.

Our level 2 financial assets and liabilities primarily include non-U.S. debt securities carried in trading account assets and various types of fixed-income AFS investment securities, as well as various types of foreign exchange and interest rate derivative instruments.
Fair value for our AFS investment securities categorized in level 2 is measured primarily using information obtained from independent third parties. This third-party information is subject to review by management as part of a validation process, which includes obtaining an understanding of the underlying assumptions and the level of market participant information used to support those assumptions. In addition, management compares significant assumptions used by third parties to available market information. Such information may include known trades or, to the extent that trading activity is limited, comparisons to market research information pertaining to credit expectations, execution prices and the timing of cash flows and, where information is available, back-testing.
Derivative instruments categorized in level 2 predominantly represent foreign exchange contracts used in our trading activities, for which fair value is measured using discounted cash-flow techniques, with inputs consisting of observable spot and forward points, as well as observable interest rate curves. With respect to derivative instruments, we evaluate the impact on valuation of the credit risk of our counterparties. We consider factors such as the likelihood of default by our counterparties, our current and potential future net exposures and remaining maturities in determining the fair value. Valuation adjustments associated with derivative instruments were not material to those instruments for the years ended December 31, 2018 and 2017.
Level 3. Financial assets and liabilities with values based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall measurement of fair value. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the financial asset or liability, and are based on the best available information, some of which may be internally developed. The following provides a more detailed discussion of our financial assets and liabilities that we may categorize in level 3 and the related valuation methodology.

•
The fair value of our investment securities categorized in level 3 is measured using information obtained from third-party sources, typically non-binding broker/dealer quotes, or through the use of internally-developed pricing models. Management has evaluated its methodologies used to measure fair value, and has considered the level of observable market information to be insufficient to categorize the securities in level 2.

•
The fair value of certain foreign exchange contracts, primarily options, is measured using an option-pricing model. Because of a limited number of observable transactions, certain model inputs are not observable, such as implied volatility surface, but are derived from observable market information.

Our level 3 financial assets and liabilities are similar in structure and profile to our level 1 and level 2 financial instruments, but they trade in less liquid markets, and the measurement of their fair value is inherently less observable.
The following tables present information with respect to our financial assets and liabilities carried at fair value in our consolidated statement of condition on a recurring basis as of the dates indicated.

	Fair Value Measurements on a Recurring Basis
	As of December 31, 2018
(In millions)	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Impact of Netting(1)	Total Net Carrying Value in Consolidated Statement of Condition
Assets:
Trading account assets:
U.S. government securities	$34	$—	$—		$34
Non-U.S. government securities	146	179	—		325
Other	—	501	—		501
Total trading account assets	180	680	—		860
AFS investment securities:
U.S. Treasury and federal agencies:
Direct obligations	1,039	—	—		1,039
Mortgage-backed securities	—	15,968	—		15,968
Total U.S. Treasury and federal agencies	1,039	15,968	—		17,007
Asset-backed securities:
Student loans	—	541	—		541
Credit cards	—	583	—		583
Collateralized loan obligations	—	—	593		593
Total asset-backed securities	—	1,124	593		1,717
Non-U.S. debt securities:
Mortgage-backed securities	—	1,682	—		1,682
Asset-backed securities	—	943	631		1,574
Government securities	—	12,793	—		12,793
Other(2)	—	6,544	58		6,602
Total non-U.S. debt securities	—	21,962	689		22,651
State and political subdivisions	—	1,918	—		1,918
Collateralized mortgage obligations	—	195	2		197
Other U.S. debt securities	—	1,658	—		1,658
Total AFS investment securities	1,039	42,825	1,284		45,148
Other assets:
Derivative instruments:
Foreign exchange contracts	—	16,382	4	$(11,210)	5,176
Interest rate contracts	13	—	—	—	13
Total derivative instruments	13	16,382	4	(11,210)	5,189
Other	—	395	—	—	395
Total assets carried at fair value	$1,232	$60,282	$1,288	$(11,210)	$51,592
Liabilities:
Accrued expenses and other liabilities:
Derivative instruments:
Foreign exchange contracts	—	16,518	4	(11,564)	4,958
Interest rate contracts	—	71	—	—	71
Other derivative contracts	—	214	—	—	214
Total derivative instruments	—	16,803	4	(11,564)	5,243
Total liabilities carried at fair value	$—	$16,803	$4	$(11,564)	$5,243

(1) Represents counterparty netting against level 2 financial assets and liabilities where a legally enforceable master netting agreement exists between us and the counterparty. Netting also reflects asset and liability reductions of $987 million and $1,341 million, respectively, for cash collateral received from and provided to derivative counterparties.
(2) As of December 31, 2018, the fair value of other non-U.S. debt securities included $1,295 million of covered bonds and $1,331 million of corporate bonds.

	Fair Value Measurements on a Recurring Basis
	As of December 31, 2017
(In millions)	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Impact of Netting(1)	Total Net Carrying Value in Consolidated Statement of Condition
Assets:
Trading account assets:
U.S. government securities	$39	$—	$—		$39
Non-U.S. government securities	389	93	—		482
Other	44	528	—		572
Total trading account assets	472	621	—		1,093
AFS investment securities:
U.S. Treasury and federal agencies:
Direct obligations	11	212	—		223
Mortgage-backed securities	—	10,872	—		10,872
Total U.S. Treasury and federal agencies	11	11,084	—		11,095
Asset-backed securities:
Student loans	—	3,358	—		3,358
Credit cards	—	1,542	—		1,542
Collateralized loan obligations	—	89	1,358		1,447
Total asset-backed securities	—	4,989	1,358		6,347
Non-U.S. debt securities:
Mortgage-backed securities	—	6,576	119		6,695
Asset-backed securities	—	2,545	402		2,947
Government securities	—	10,721	—		10,721
Other(2)	—	5,904	204		6,108
Total non-U.S. debt securities	—	25,746	725		26,471
State and political subdivisions	—	9,108	43		9,151
Collateralized mortgage obligations	—	1,054	—		1,054
Other U.S. debt securities	—	2,560	—		2,560
U.S. equity securities	—	46	—		46
U.S. money-market mutual funds	—	397	—		397
Total AFS investment securities	11	54,984	2,126		57,121
Other assets:
Derivatives instruments:
Foreign exchange contracts	—	11,596	1	$(7,593)	4,004
Interest rate contracts	8	—	—	—	8
Other derivative contracts	1	—	—	—	1
Total derivative instruments	9	11,596	1	(7,593)	4,013
Total assets carried at fair value	$492	$67,201	$2,127	$(7,593)	$62,227
Liabilities:
Accrued expenses and other liabilities:
Trading account liabilities:
Other	$39	$—	$—	$—	$39
Derivative instruments:
Foreign exchange contracts	—	11,467	1	(5,970)	5,498
Interest rate contracts	—	100	—	—	100
Other derivative contracts	1	283	—	—	284
Total derivative instruments	1	11,850	1	(5,970)	5,882
Total liabilities carried at fair value	$40	$11,850	$1	$(5,970)	$5,921

(1) Represents counterparty netting against level 2 financial assets and liabilities where a legally enforceable master netting agreement exists between us and the counterparty. Netting also reflects asset and liability reductions of $2,045 million and $422 million, respectively, for cash collateral received from and provided to derivative counterparties.
(2) As of December 31, 2017, the fair value of other non-U.S. debt securities was primarily composed of $3,537 million of covered bonds and $1,885 million of corporate bonds.

The following tables present activity related to our level 3 financial assets during the years ended December 31, 2018 and 2017, respectively. Transfers into and out of level 3 are reported as of the beginning of the period presented. During the years ended December 31, 2018 and 2017, transfers into level 3 were mainly related to certain CMO, MBS and ABS, including non-U.S. debt securities, for which fair value was measured using information obtained from third-party sources, including non-binding broker/dealer quotes. During the years ended December 31, 2018 and 2017, transfers out of level 3 were mainly related to certain CMO, MBS and ABS, including non-U.S. debt securities, for which fair value was measured using prices for which observable market information became available.

	Fair Value Measurements Using Significant Unobservable Inputs
	Year Ended December 31, 2018
	Fair Value as of December 31, 2017	Total Realized and Unrealized Gains (Losses)		Purchases	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31, 2018(1)	Change in Unrealized Gains (Losses) Related to Financial Instruments Held as of December 31, 2018
(In millions)		Recorded in Revenue(1)	Recorded in Other Comprehensive Income(1)
Assets:
AFS Investment securities:
Asset-backed securities:
Collateralized loan obligations	$1,358	$4	$(7)	$351	$(636)	$(268)	$—	$(209)	$593
Total asset-backed securities	1,358	4	(7)	351	(636)	(268)	—	(209)	593
Non-U.S. debt securities:
Mortgage-backed securities	119	—	—	—	—	—	—	(119)	—
Asset-backed securities	402	—	(4)	495	(310)	(66)	114	—	631
Other	204	—	—	13	(59)	(36)	—	(64)	58
Total non-U.S. debt securities	725	—	(4)	508	(369)	(102)	114	(183)	689
State and political subdivisions	43	—	—	—	(37)	(1)	—	(5)	—
Collateralized mortgage obligations	—	—	—	—	—	(6)	8	—	2
Total AFS investment securities	2,126	4	(11)	859	(1,042)	(377)	122	(397)	1,284
Derivative instruments:
Foreign exchange contracts	1	(3)	—	6	—	—	—	—	4	$(3)
Total derivative instruments	1	(3)	—	6	—	—	—	—	4	(3)
Total assets carried at fair value	$2,127	$1	$(11)	$865	$(1,042)	$(377)	$122	$(397)	$1,288	$(3)

(1) Total realized and unrealized gains (losses) on AFS investment securities are included within gains (losses) related to investment securities, net. Total realized and unrealized gains (losses) on derivative instruments are included within foreign exchange trading services.

	Fair Value Measurements Using Significant Unobservable Inputs
	Year Ended December 31, 2017
	Fair Value as of December 31, 2016	Total Realized and Unrealized Gains (Losses)		Purchases	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31, 2017(1)	Change in Unrealized Gains (Losses) Related to Financial Instruments Held as of December 31, 2017
(In millions)		Recorded in Revenue(1)	Recorded in Other Comprehensive Income(1)
Assets:
AFS Investment securities:
U.S. Treasury and federal agencies:
Mortgage-backed securities	$—	$—	$—	$—	$—	$—	$25	$(25)	$—
Asset-backed securities:
Student loans	97	—	1	200	—	—	—	(298)	—
Other	905	3	—	1,035	(240)	(620)	275	—	1,358
Total asset-backed securities	1,002	3	1	1,235	(240)	(620)	275	(298)	1,358
Non-U.S. debt securities:
Mortgage-backed securities	—	—	(2)	119	—	2	—	—	119
Asset-backed securities	32	1	—	370	(10)	(11)	67	(47)	402
Other	248	—	1	5	(81)	31	—	—	204
Total non-U.S. debt securities	280	1	(1)	494	(91)	22	67	(47)	725
State and political subdivisions	39	—	2	—	—	(3)	5	—	43
Collateralized mortgage obligations	16	—	(1)	24	—	—	—	(39)	—
Other U.S. debt securities	—	—	—	19	(19)	—	—	—	—
Total AFS investment securities	1,337	4	1	1,772	(350)	(601)	372	(409)	2,126
Other assets:
Derivative instruments:
Foreign exchange contracts	8	(7)	—	4	—	(4)	—	—	1	$(3)
Total derivative instruments	8	(7)	—	4	—	(4)	—	—	1	(3)
Total assets carried at fair value	$1,345	$(3)	$1	$1,776	$(350)	$(605)	$372	$(409)	$2,127	$(3)

(1) Total realized and unrealized gains (losses) on AFS investment securities are included within gains (losses) related to investment securities, net. Total realized and unrealized gains (losses) on derivative instruments are included within foreign exchange trading services.
The following table presents quantitative information, as of the dates indicated, about the valuation techniques and significant unobservable inputs used in the valuation of our level 3 financial assets and liabilities measured at fair value on a recurring basis for which we use internally-developed pricing models. The significant unobservable inputs for our level 3 financial assets and liabilities whose fair value is measured using pricing information from non-binding broker/dealer quotes are not included in the table, as the specific inputs applied are not provided by the broker/dealer.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value				Weighted-Average
(Dollars in millions)	As of December 31, 2018	As of December 31, 2017	Valuation Technique	Significant Unobservable Input(1)	As of December 31, 2018	As of December 31, 2017
Significant unobservable inputs readily available to State Street:
Assets:
Derivative Instruments, foreign exchange contracts	$4	$1	Option model	Volatility	11.4%	7.2%
Total	$4	$1

Liabilities:
Derivative instruments, foreign exchange contracts	$4	$1	Option model	Volatility	11.4%	7.2%
Total	$4	$1

(1) Significant changes in these unobservable inputs may result in significant changes in fair value measurement of the derivative instrument.
Financial Instruments Not Carried at Fair Value
Estimates of fair value for financial instruments not carried at fair value on a recurring basis in our consolidated statement of condition are generally subjective in nature, and are determined as of a specific point in time based on the characteristics of the financial instruments and relevant market information. Disclosure of fair value estimates is not required by U.S. GAAP for certain items, such as lease financing, equity-method investments, obligations for pension and other post-retirement plans, premises and equipment, other intangible assets and income-tax assets and liabilities. Accordingly, aggregate fair-value estimates presented do not purport to represent, and should not be considered representative of, our underlying “market” or franchise value. In addition, because of potential differences in methodologies and assumptions used to estimate fair values, our estimates of fair value should not be compared to those of other financial institutions.
We use the following methods to estimate the fair values of our financial instruments:

•	For financial instruments that have quoted market prices, those quoted prices are used to estimate fair value;

•
For financial instruments that have no defined maturity, have a remaining maturity of 180 days or less, or reprice frequently to a market rate, we assume that the fair value of these instruments approximates their reported value, after taking into consideration any applicable credit risk; and

•
For financial instruments for which no quoted market prices are available, fair value is estimated using information obtained from independent third parties, or by discounting the expected cash flows using an estimated current market interest rate for the financial instrument.

The generally short duration of certain of our assets and liabilities results in a significant number of financial instruments for which fair value equals or closely approximates the amount recorded in our consolidated statement of condition. These financial instruments are reported in the following captions in our consolidated statement of condition: cash and due from banks; interest-bearing deposits with banks; securities purchased under resale agreements; accrued interest and fees receivable; deposits; securities sold under repurchase agreements; and other short-term borrowings.
In addition, due to the relatively short duration of certain of our loans, we consider fair value for these loans to approximate their reported value. The fair value of other types of loans, such as senior secured bank loans, commercial real estate loans, purchased receivables and municipal loans is estimated using information obtained from independent third parties or by discounting expected future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for the same remaining maturities. Commitments to lend have no reported value because their terms are at prevailing market rates.
The following tables present the reported amounts and estimated fair values of the financial assets and liabilities not carried at fair value on a recurring basis, as they would be categorized within the fair value hierarchy, as of the dates indicated.

			Fair Value Hierarchy
(In millions)	Reported Amount	Estimated Fair Value	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)
December 31, 2018
Financial Assets:
Cash and due from banks	$3,597	$3,597	$3,597	$—	$—
Interest-bearing deposits with banks	73,040	73,040	—	73,040	—
Securities purchased under resale agreements	4,679	4,679	—	4,679	—
Investment securities held-to-maturity	41,914	41,351	14,541	26,688	122
Net loans (excluding leases)(1)	25,722	25,561	—	24,648	913
Other(2)	8,500	8,500	—	8,500	—
Financial Liabilities:
Deposits:
Non-interest-bearing	$44,804	$44,804	$—	$44,804	$—
Interest-bearing - U.S.	66,235	66,235	—	66,235	—
Interest-bearing - non-U.S.	69,321	69,321	—	69,321	—
Securities sold under repurchase agreements	1,082	1,082	—	1,082	—
Other short-term borrowings	3,092	3,092	—	3,092	—
Long-term debt	11,093	11,048	—	10,865	183
Other(2)	8,500	8,500	—	8,500	—

(1) Includes $10 million of loans classified as held-for-sale that were measured at fair value on a non-recurring basis as of December 31, 2018.
(2) Represents a portion of underlying client assets related to our enhanced custody business, which clients have allowed us to transfer and re-pledge.

			Fair Value Hierarchy
(In millions)	Reported Amount	Estimated Fair Value	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)
December 31, 2017
Financial Assets:
Cash and due from banks	$2,107	$2,107	$2,107	$—	$—
Interest-bearing deposits with banks	67,227	67,227	—	67,227	—
Securities purchased under resale agreements	3,241	3,241	—	3,241	—
Investment securities held-to-maturity	40,458	40,255	16,814	23,318	123
Net loans (excluding leases)(1)	22,577	22,482	—	22,431	51
Financial Liabilities:
Deposits:
Non-interest-bearing	$47,175	$47,175	$—	$47,175	$—
Interest-bearing - U.S.	50,139	50,139	—	50,139	—
Interest-bearing - non-U.S.	87,582	87,582	—	87,582	—
Securities sold under repurchase agreements	2,842	2,842	—	2,842	—
Other short-term borrowings	1,144	1,144	—	1,144	—
Long-term debt	11,620	11,919	—	11,639	280

(1) Includes $3 million of loans classified as held-for-sale that were measured at fair value on a non-recurring basis as of December 31, 2017.